UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Wozniak
Title:	Managing Director
Phone:  (415) 772-8364

Signature, Place, and Date of Signing:

Paul Wozniak      San Francisco, CA     December 31, 2010

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   63
Form 13F Information Table Value Total (Thousands):   $196,421

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A123 Systems, Inc.             COM              03739T108      390    40881 SH       SOLE                    15530             25351
Alliance Data Systems Corporat COM              018581108     1439    20254 SH       SOLE                     5471             14783
Amazon.com, Inc.               COM              023135106     5732    31843 SH       SOLE                    31843
Amdocs Ltd.                    COM              G02602103     1136    41356 SH       SOLE                    39400              1956
Approach Resources Inc.        COM              03834A103     1099    47579 SH       SOLE                    47579
Arch Capital Group Ltd.        COM              G0450A105     2706    30733 SH       SOLE                    13133             17600
Aruba Networks Inc.            COM              043176106    11256   539102 SH       SOLE                   459814             79288
Atheros Communications, Inc.   COM              04743P108      319     8882 SH       SOLE                     7643              1239
Autodesk, Inc.                 COM              052769106     1853    48517 SH       SOLE                    48517
Avanir Pharmaceuticals-Cl A    COM              05348P401      770   188818 SH       SOLE                   188818
Bill Barrett Corporation       COM              06846N104     2375    57740 SH       SOLE                     5480             52260
Cavium Networks, Inc.          COM              14965A101     3929   104284 SH       SOLE                                     104284
China Lodgin Group Ltd. - ADR  COM              16949N109      781    35838 SH       SOLE                    17970             17868
Cisco Systems                  COM              17275R102      918    45398 SH       SOLE                    45398
Cognizant Technology Solutions COM              192446102      434     5921 SH       SOLE                     5921
ComScore, Inc.                 COM              20564W105     2764   123705 SH       SOLE                    34990             88715
CommVault Systems, Inc.        COM              204166102     1875    65523 SH       SOLE                    35159             30364
Concho Resources Inc.          COM              20605P101     4796    54707 SH       SOLE                    53412              1295
Concur Technologies, Inc.      COM              206708109      378     7283 SH       SOLE                     7283
Domino's Pizza, Inc.           COM              25754A201     3236   202889 SH       SOLE                   202889
EBay, Inc.                     COM              278642103      579    20800 SH       SOLE                    20800
EHealth, Inc.                  COM              28238P109      243    17110 SH       SOLE                     6117             10993
Ecotality, Inc.                COM              27922Y202       65    20078 SH       SOLE                    20078
EnerNOC, Inc.                  COM              292764107      409    17105 SH       SOLE                    13795              3310
Financial Engines, Inc.        COM              317485100     5444   274537 SH       SOLE                   204134             70403
Fortinet, Inc.                 COM              34959E109      208     6416 SH       SOLE                     2477              3939
Genomic Health, Inc.           COM              37244C101      311    14527 SH       SOLE                    14527
Global Cash Access Holdings, I COM              378967103      358   112134 SH       SOLE                    16706             95428
Google, Inc. - Cl A            COM              38259P508    34215    57605 SH       SOLE                    52863              4752
Infinera Corporation           COM              45667G103      854    82629 SH       SOLE                    82629
Jackson Hewitt Tax Service, In COM              468202106      922   424826 SH       SOLE                                     424826
Linear Technology Corp.        COM              535678106     1211    35000 SH       SOLE                    15600             19400
LogMeIn, Inc.                  COM              54142L109     1474    33253 SH       SOLE                    24606              8647
MAP Pharmaceuticals, Inc.      COM              56509R108      298    17778 SH       SOLE                                      17778
MSCI, Inc.                     COM              55354G100     1576    40440 SH       SOLE                    39941               499
Magellan Midstream Partners    COM              559080106      552     9775 SH       SOLE                     8359              1416
MaxLinear, Inc.                COM              57776J100      364    33867 SH       SOLE                    23050             10817
MedAssets Inc.                 COM              584045108      953    47204 SH       SOLE                    12630             34574
Medidata Solutions, Inc.       COM              58471A105      635    26587 SH       SOLE                    26587
Mellanox Technologies Ltd.     COM              M51363113      593    22641 SH       SOLE                    22641
MetroPCS Communications        COM              591708102     7981   631944 SH       SOLE                   135185            496759
Monotype Imaging Holdings Inc. COM              61022P100      279    25141 SH       SOLE                    17033              8108
Motricity, Inc.                COM              620107102     1638    88201 SH       SOLE                    58970             29231
Netflix, Inc.                  COM              64110L106     2267    12900 SH       SOLE                                      12900
NxStage Medical, Inc.          COM              67072V103     1222    49132 SH       SOLE                    15318             33814
Oasis Petroleum, Inc. 	       COM              674215108    34553  1274088 SH       SOLE                  1274088
OpenTable, Inc.                COM              68372A104     1836    26047 SH       SOLE                    26047
PROS Holdings, Inc.            COM              74346Y103      217    19010 SH       SOLE                    15228              3782
Peak Sport Products Ltd.       COM              G69599101      567   863578 SH       SOLE                   749468            114110
Prestige Brands Holdings, Inc  COM              74112D101      179    14941 SH       SOLE                    12204              2737
Rackspace Hosting, Inc.        COM              750086100     3951   125791 SH       SOLE                   125791
SAVVIS, Inc.                   COM              805423308     4335   169884 SH       SOLE                    87446             82438
Salesforce.com, Inc.           COM              79466L302     1419    10751 SH       SOLE                    10400               351
ShorTel, Inc.                  COM              825211105      840   107514 SH       SOLE                    70617             36897
Solarwinds, Inc.               COM              83416B109     2056   106813 SH       SOLE                    84028             22785
St. Jude Medical, Inc.         COM              790849103    17697   413960 SH       SOLE                    47808            366152
Tesla Motors, Inc.             COM              88160R101     2033    76354 SH       SOLE                    61144             15210
TransDigm Group Inc.           COM              893641100     1159    16100 SH       SOLE                                      16100
VanceInfo Technologies, Inc. - COM              921564100     1552    44944 SH       SOLE                    36207              8737
Vanda Pharmaceuticals, Inc.    COM              921659108      257    27150 SH       SOLE                    27150
VeriFone Systems, Inc.         COM              92342Y109     5224   135465 SH       SOLE                    23324            112141
Warner Chilcott PLC - Class A  COM              G94368100     4103   181856 SH       SOLE                                     181856
World Westling Entertainment,  COM              98156Q108      987    69285 SH       SOLE                                      69285
YaHoo!, Inc.                   COM              984332106     1186    71320 SH       SOLE                    71320